Quarterly Results (Unaudited) (Details) - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 53,196,000	$ 56,043,000	$ 50,252,000	$ 49,068,000	$ 49,969,000	$ 46,306,000	$ 25,902,000	$ 13,628,000	$ 7,547,000	$ 108,150,000	$ 99,037,000	$ 205,332,000	$ 93,383,000	$ 3,951,000
Net loss attributable to stockholders	15,763,000	12,312,000	5,432,000	(45,664,000)	25,855,000					22,251,000	(19,809,000)	(2,065,000)	(53,594,000)	(6,989,000)
Adjustments to net income (loss) attributable to stockholders for common share equivalents	(193,000)	(193,000)	(249,000)	0	0					(388,000)	0	(442,000)	0	0.00
Net Income (Loss) Available to Common Stockholders, Diluted	15,570,000	$ 12,119,000	$ 5,183,000	(45,664,000)	$ 25,855,000					21,863,000	(19,809,000)	(2,507,000)	(53,594,000)	(6,989,000)
Net loss	$ 15,763,000			$ (45,664,000)		$ (5,208,000)	$ (24,558,000)	$ (7,479,000)	$ (16,349,000)	$ 22,251,000	$ (19,809,000)	$ (2,065,000)	$ (53,594,000)	$ (6,989,000)
Basic and diluted weighted average shares outstanding	168,948,472	168,936,633	168,948,345	180,380,436	179,156,462	177,414,574	175,401,867	111,819,848	37,602,790	168,942,552	179,771,830	174,309,894	126,079,369	5,453,404
Basic and diluted net income (loss) per share (usd per share)	$ 0.09	$ 0.07	$ 0.03	$ (0.25)	$ 0.14	$ (0.03)	$ (0.14)	$ (0.07)	$ (0.43)	$ 0.13	$ (0.11)	$ (0.01)	$ (0.43)	$ (1.28)